General information and significant accounting policies (Details Textual)			3 Months Ended				9 Months Ended	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 23, 2015	Dec. 31, 2015 USD ($)	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Stockholders' Equity Note, Stock Split, Conversion Ratio	1	12
Liquidity period								12 months
Period of time charter rates								5 years
Period of time charter rate, historical average used for impairment test								10 years
Other short-term highly liquid investments with original maturities of three months or less								3 months
Number of vessels owned								25
Property, Plant and Equipment, Useful Life								25 years
Amortization of deferred financing costs							$ 0	$ 1,988,000	$ 150,000
Deferred Finance Costs, Gross	$ 14,935,000		$ 14,935,000			$ 3,331,000		14,935,000	3,331,000
Accumulated Amortization, Deferred Finance Costs	2,128,000		2,128,000			$ 0		$ 2,128,000	$ 0
Finite-Lived Intangible Assets, Remaining Amortization Period								5 years
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	2,982,000		2,982,000					$ 2,982,000
Finite-Lived Intangible Assets, Amortization Expense, Year Two	2,789,000		2,789,000					2,789,000
Finite-Lived Intangible Assets, Amortization Expense, Year Three	2,599,000		2,599,000					2,599,000
Finite-Lived Intangible Assets, Amortization Expense, Year Four	2,181,000		2,181,000					2,181,000
Finite-Lived Intangible Assets, Amortization Expense, Year Five	1,559,000		$ 1,559,000					$ 1,559,000
Period used for estimated scrap value								4 years
Number of vessels held for sale			7	9	4	6
Asset Impairment Charges								$ 0
Number of major customers								3	2
Cash, FDIC Insured Amount	$ 0		$ 0					$ 0
Cost of Property Repairs and Maintenance								0
Write off of deferred financing cost							$ 0	$ 16,085,000	$ 0
Write off other deferred cost									$ 585,000
Minimum
Duration of planned major repairs and maintainence of vessel (in months)								30 months
Maximum
Duration of planned major repairs and maintainence of vessel (in months)								60 months
Capesize
Number of vessels held for sale			6
Kamsarmax
Number of vessels owned								10
Ultramax
Number of vessels owned								15
Kamsarmax pool [Member]
Concentration Risk, Customer								.408	0.714
Ultramax pool [Member]
Concentration Risk, Customer								.425	0.208
Scorpio Capesize pool [Member]
Concentration Risk, Customer								.079
Capesize
Number of vessels held for sale								8